ACQUISITIONS - Schedule of Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions	Jun. 04, 2019 USD ($)	Jun. 04, 2019 EUR (€)	Apr. 01, 2018 USD ($)
AMSF
Disclosure of detailed information about business combination [line items]
Current assets			$ 262
Property, plant and equipment			600
Intangible assets			19
Other non-current assets			252
Total assets acquired			1,133
Deferred tax liabilities			(45)
Other liabilities			(792)
Total liabilities acquired			(837)
Net assets acquired			296
Consideration paid, net			0
Consideration payable			328
Goodwill			$ 32
Munker
Disclosure of detailed information about business combination [line items]
Current assets	$ 22
Property, plant and equipment	31
Intangible assets	0
Other non-current assets	0
Total assets acquired	53
Deferred tax liabilities	0
Other liabilities	(15)
Total liabilities acquired	(15)
Net assets acquired	38
Consideration paid, net	46	€ 44
Consideration payable	5	€ 5
Goodwill	$ 13